Summary Of Significant Accounting Policies (Schedule Of Operating Results Of Discontinued Operations) (Details) (USD $) In Millions	6 Months Ended
	Jul. 31, 2011	Jul. 31, 2010
Summary Of Significant Accounting Policies
Revenues	$ 69	$ 103
Cost of revenues	54	84
Selling, general and administrative expenses	8	17
Operating income	$ 7	$ 2